Stock-Based Compensation - Summary of Market Prices of Common Stock (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Market value of Company stock	$ 76.62	$ 55.16	$ 61.81